Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 148	$ 300
Equity investments in publicly listed companies	96	98
Equity method investments under equity method	13	16
Non-marketable equity securities	130	151
Total equity investments	$ 387	$ 565